CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Available-for-sale fixed maturity securities, at fair value (net of allowance for credit losses of $4 and $27, respectively; amortized cost of $63,157 and $53,651, respectively)	$ 64,209	$ 53,802
Equity securities, at fair value	7,972	3,854
Mortgage loans on real estate, at amortized cost (net of allowance for credit losses of $113 and $158, respectively)	11,231	12,426
Private loans, at amortized cost (net of allowance for credit losses of $181 and $97, respectively)	8,415	5,204
Investment real estate, at cost (net of accumulated depreciation of $238 and $232, respectively)	3,000	2,366
Real estate partnerships	4,241	3,438
Investment funds	8,962	6,111
Policy loans	234	276
Short-term investments, at estimated fair value	475	4,400
Other invested assets	1,305	1,089
Total investments	110,044	92,966
Cash and cash equivalents	13,014	12,243
Accrued investment income	892	860
Deferred policy acquisition costs, deferred sales inducements and value of business acquired	11,683	10,696
Reinsurance funds withheld	1,435	1,517
Premiums due and other receivables	620	647
Ceded unearned premiums	352	520
Deferred tax asset	687	760
Reinsurance recoverables and deposit assets	12,151	13,195
Property and equipment (net of accumulated depreciation of $400 and $377, respectively)	290	272
Intangible assets (net of accumulated amortization of $237 and $106, respectively)	1,625	1,690
Goodwill	783	783
Other assets	2,783	2,461
Separate account assets	822	1,343
Total assets	157,181	139,953
Liabilities
Future policy benefits	16,249	14,088
Policyholders’ account balances	92,992	83,079
Policy and contract claims	7,277	7,659
Deposit liabilities	1,419	1,502
Market risk benefits	4,536	3,655
Unearned premium reserve	1,272	1,843
Other policyholder funds	360	347
Notes payable	205	189
Corporate borrowings	628	17
Non-recourse borrowings	4,857	4,334
Funds withheld for reinsurance liabilities	3,157	3,392
Separate account liabilities	822	1,343
Total liabilities	139,264	126,877
Commitments and contingencies
Equity
Retained earnings	2,820	2,054
Accumulated other comprehensive income	1,121	204
Non-controlling interests	331	850
Total equity	17,917	13,076
Total liabilities and equity	157,181	139,953
Class A Exchangeable and Class B
Equity
Common stock, carrying amount	1,334	1,442
Class C Shares
Equity
Common stock, carrying amount	12,311	8,526
Related Party
Assets
Total investments	13,400	8,600
Liabilities
Due to related parties	819	684
Nonrelated Party
Liabilities
Other liabilities	$ 4,671	$ 4,745